Reporting Segments	12 Months Ended
Dec. 31, 2022
Disclosure Of Entitys Operating Segments Text Block Abstract
REPORTING SEGMENTS

NOTE 03 - REPORTING SEGMENTS

The Bank manages and measures the performance of its operations by business segments. The information disclosed in this note is not necessarily comparable to that of other financial institutions, since it is based on management’s internal information system by segment.

Inter-segment transactions are conducted under normal arm’s length commercial terms and conditions. Each segment’s assets, liabilities, and income include items directly attributable to the segment to which they can be allocated on a reasonable basis.

Under IFRS 8, the Bank has aggregated operating segments with similar economic characteristics according to the aggregation criteria specified in the standard. A reporting segment consists of clients that are offered differentiated but, considering how their performance is measured, are homogenous services based on IFRS 8 aggregation criteria, thus they form part of the same reporting segment. Overall, this aggregation has no significant impact on the understanding of the nature and effects of the Bank’s business activities and the economic environment.

The Bank has the reportable segments noted below:

Retail Banking

Consists of individuals and small to middle-sized entities (SMEs) with annual income less than Ch$3,000 million. This segment gives customers a variety of services, including consumer loans, credit cards, automobile loans, commercial loans, foreign exchange, mortgage loans, debit cards, checking accounts, savings products, mutual funds, stockbrokerage, and insurance brokerage. Additionally, the SME clients are offered government-guaranteed loans, leasing and factoring.

Middle-market

This segment is made up of companies and large corporations with annual sales exceeding Ch$3,000 million. It serves institutions such as universities, government entities, local and regional governments and companies engaged in the real estate industry who carry out projects to sell properties to third parties and annual sales exceeding Ch$800 million with no upper limit. The companies within this segment have access to many products including commercial loans, leasing, factoring, foreign trade, credit cards, mortgage loans, checking accounts, transactional services, treasury services, financial consulting, savings products, mutual funds, and insurance brokerage. Also companies in the real estate industry are offered specialized services to finance projects, chiefly residential, with the aim of expanding sales of mortgage loans.

Corporate & Investment Banking (CIB)

This segment consists of foreign and domestic multinational companies with sales over Ch$10,000 million. The companies within this segment have access to many products including commercial loans, leasing, factoring, foreign trade, credit cards, mortgage loans, checking accounts, transactional services, treasury services, financial consulting, investments, savings products, mutual funds and insurance brokerage.

This segment also consists of a Treasury Division which provides sophisticated financial products, mainly to companies in the Middle-market and Global Investment Banking segments. These include products such as short-term financing and fund raising, brokerage services, derivatives, securitization, and other tailor-made products, The Treasury area may act as brokers to transactions and also manages the Bank’s investment portfolio.

Corporate Activities (“Other”)

This segment mainly includes the results of our Financial Management Division, which develops global management functions, including managing inflation rate risk, foreign currency gaps, interest rate risk and liquidity risk. Liquidity risk is managed mainly through wholesale deposits, debt issuances and the Bank’s available for sale portfolio. This segment also manages capital allocation by unit. These activities usually result in a negative contribution to income.

In addition, this segment encompasses all the intra-segment income and all the activities not assigned to a given segment or product with customers.

The segments’ accounting policies are those described in the summary of accounting policies, The Bank earns most of its income in the form of interest income, fee and commission income and income from financial operations. To evaluate a segment’s financial performance and make decisions regarding the resources to be assigned to segments, the Chief Operating Decision Maker (CODM) bases his assessment on the segment’s interest income, fee and commission income, and expenses.

Below are the tables showing the Bank’s results by reporting segment for the years ended December 31, 2022, 2021 and 2020 in addition to the corresponding balances of loans and accounts receivable from customers:

	For the year ended December 31, 2022
	Loans and accounts receivable from customers (1)	Deposits and other demand deposits (2)	Net interest income	Net fee and commission income	Net income from financial operations	Provision for loan losses	Support expenses (3)	Segment’s net contribution
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Retail Banking	27,081,897	13,553,898	1,129,553	312,706	34,721	(263,167)	(635,991)	577,822
Middle-market	8,641,652	6,110,529	389,297	62,644	22,979	(57,253)	(105,160)	312,506
CIB	2,978,420	6,636,113	143,575	37,300	157,793	(8,082)	(91,926)	238,660
Other	27,432	764,476	(92,313)	(5,381)	1,685	(27,993)	(21,943)	(145,945)
Total	38,729,401	27,065,016	1,570,112	407,269	217,178	(356,494)	(855,020)	983,045

Other operating income	5,539
Other operating expenses	(106,306)
Net income from non-current assets and groups available for sale not admissible as discontinued operations	8,518
Income from investments in associates and other companies	10,310
Result of continuing operations before income taxes	901,106
Income tax expense	(93,624)
Result of discontinued operations before income taxes	-
Income tax expense	-
Net income for the year	807,482

(1)	Corresponds to loans and accounts receivable and Interbank at amortised cost, without deducting their allowances for loan losses.

(2)	Corresponds to Deposits and other demand liabilities and Time deposits and other time liabilities.

(3)	Corresponds to the sum of personnel salaries and expenses, administrative expenses, depreciation and amortisation.

	For the year ended December 31, 2021
	Loans and accounts receivable from customers (1)	Deposits and other demand deposits (2)	Net interest income	Net fee and commission income	Net income from financial operations	Provision for loan losses	Support expenses (3)	Segment’s net contribution
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Retail Banking	25,784,719	14,779,739	1,035,288	270,750	36,286	(239,885)	(616,287)	486,152
Middle-market	8,511,500	6,185,189	327,519	49,545	18,001	(53,281)	(94,721)	247,063
CIB	2,154,325	6,010,150	96,388	31,027	112,576	2,884	(77,051)	165,824
Other	78,518	1,056,915	335,579	(1,994)	-47,835	(946)	(11,805)	272,999
Total	36,529,062	28,031,993	1,794,774	349,328	119,028	(291,228)	(799,864)	1,172,038

Other operating income	1,662
Other operating expenses	(101,430)
Net income from non-current assets and groups available for sale not admissible as discontinued operations	2,297
Income from investments in associates and other companies	(475)
Result of continuing operations before income taxes	1,074,092
Income tax expense	(221,664)
Result of discontinued operations before income taxes	-
Income tax expense	-
Net income for the year	852,428

(1)	Corresponds to loans and accounts receivable and Interbank at amortised cost, without deducting their allowances for loan losses.

(2)	Corresponds to Deposits and other demand liabilities and Time deposits and other time liabilities.

(3)	Corresponds to the sum of personnel salaries and expenses, administrative expenses, depreciation and amortisation.

	For the year ended December 31, 2020
	Loans and accounts receivable from customers (1)	Deposits and other demand deposits (2)	Net interest income	Net fee and commission income	Net income from financial operations	Provision for loan losses	Support expenses (3)	Segment’s net contribution
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Retail Banking	24,279,248	12,018,691	1,040,490	222,497	28,577	(317,050)	(596,464)	378,050
Middle-market	8,136,402	5,588,657	338,896	45,654	21,859	(109,999)	(91,132)	205,278
CIB	1,635,217	5,051,538	112,837	24,561	82,303	(51,097)	(72,715)	95,889
Other	289,026	2,483,798	85,278	(9,087)	17,058	385	(8,235)	85,399
Total	34,339,893	25,142,684	1,577,501	283,625	149,797	(477,761)	(768,546)	764,616

Other operating income	861
Other operating expenses	(73,928)
Net income from non-current assets and groups available for sale not admissible as discontinued operations	2,326
Income from investments in associates and other companies	1,388
Result of continuing operations before income taxes	695,263
Income tax expense	(142,533)
Result of discontinued operations before income taxes	-
Income tax expense	-
Net income for the year	552,730

(1)	Corresponds to loans and accounts receivable and Interbank at amortised cost, without deducting their allowances for loan losses.

(2)	Corresponds to the sum of personnel salaries and expenses, administrative expenses, depreciation and amortisation.

(3)	Corresponds to other income expenses and impairment of non-financial assets